Related Party Transactions and Balances - Schedule of Fund Advance to Director and Related Parties (Details)	6 Months Ended
	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Fund Advance to Director and Related Parties [Line Items]
Advance to related parties, Total			$ 1,556,765
Advance from related parties, Total	$ 1,138,226	145,165
Wai Lau [Member]
Schedule of Fund Advance to Director and Related Parties [Line Items]
Advance to related parties, Relationship	Ms. Wai Lau is a director, CEO and shareholder of the Company
Advance to related parties, Total			1,556,765
Advance from related parties, Relationship	Ms. Wai Lau is a director, CEO and shareholder of the Company
Advance from related parties, Total	$ 1,138,226	$ 145,165